UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2018

Date of reporting period: April 30, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 100.3%

	Shares	Value

Australia — 5.1%
Aristocrat Leisure	1,050	$21,234
Dexus Property Group ‡	1,140	8,136
Fortescue Metals Group	3,430	11,774
Harvey Norman Holdings	1,680	4,453
LendLease Group	670	9,012
Macquarie Group	260	21,303
Origin Energy *	1,130	8,327
Rio Tinto	310	18,607

		102,846

Austria — 0.5%
OMV	160	9,938

Belgium — 1.8%
KBC Group	280	24,385
UCB	150	11,344

		35,729

Brazil — 0.2%
Qualicorp	500	3,461

Canada — 1.6%
Canadian Imperial Bank of Commerce	130	11,323
CGI Group, Cl A *	100	5,795
Dollarama	65	7,482
National Bank of Canada	100	4,749
Open Text	100	3,531

		32,880

China — 0.3%
NetEase ADR	23	5,913

Denmark — 1.8%
Danske Bank	875	30,551
Novo Nordisk, Cl B	120	5,679

		36,230

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Finland — 2.0%
Neste	80	$6,732
Nokia	2,550	15,298
UPM-Kymmene	530	18,980

		41,010

France — 9.7%
Atos	85	11,463
AXA	770	21,976
BNP Paribas	190	14,645
Klepierre ‡	570	23,334
LVMH Moet Hennessy Louis Vuitton	46	16,049
Renault	70	7,579
Safran	310	36,407
Sanofi	350	27,684
STMicroelectronics	330	7,201
Thales	110	13,931
TOTAL	80	5,043
Valeo	150	10,012

		195,324

Germany — 9.4%
Allianz	100	23,672
Bayer	50	5,979
Bayerische Motoren Werke	300	33,418
Continental	71	18,929
Covestro (A)	375	34,148
Deutsche Lufthansa	300	8,727
Deutsche Telekom	460	8,032
HOCHTIEF	60	10,980
SAP	140	15,578
Siemens	115	14,630
TUI	390	8,814
United Internet	110	7,105

		190,012

Hong Kong — 4.3%
BOC Hong Kong Holdings	1,000	5,179

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Hong Kong — (continued)
China Shenhua Energy	3,000	$7,396
CK Hutchison Holdings	500	5,913
Galaxy Entertainment Group *	1,000	8,768
Hang Seng Bank	400	10,135
Hengan International Group	1,000	8,885
HKT Trust & HKT	3,000	3,953
Kingboard Chemical Holdings	1,500	6,129
Nine Dragons Paper Holdings	3,000	4,499
Power Assets Holdings	1,000	7,424
WH Group (A)	17,000	17,727

		86,008

Israel — 1.7%
Bank Leumi Le-Israel	1,080	6,384
Check Point Software Technologies *	225	21,714
Taro Pharmaceutical Industries *	70	7,139

		35,237

Italy — 0.9%
Fiat Chrysler Automobiles *	820	18,070

Japan — 27.0%
Asahi Glass	200	8,306
Asahi Group Holdings	300	15,192
Astellas Pharma	400	5,932
Bandai Namco Holdings	300	10,189
Brother Industries	500	10,739
Central Japan Railway	100	20,069
Dai-ichi Life Holdings	300	5,979
Daiwa House Industry	300	10,993
Electric Power Development	200	5,450
Fuji Electric	2,000	14,323
FUJIFILM Holdings	200	8,063
Fujitsu	2,000	11,935
Honda Motor	300	10,334
Hoya	600	32,123
Idemitsu Kosan	300	11,743

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Japan — (continued)
JTEKT	600	$9,728
Kajima	2,000	19,297
Kao	400	28,729
KDDI	800	21,512
Kirin Holdings	1,200	33,707
Konami Holdings	100	4,917
MEIJI Holdings	100	8,037
MINEBEA MITSUMI	200	4,010
Mitsubishi	800	22,122
Mitsubishi Chemical Holdings	600	5,687
Mitsubishi Electric	600	9,217
Mitsubishi Gas Chemical	500	11,740
Nexon *	800	11,670
Nippon Telegraph & Telephone	100	4,759
Obayashi	1,200	13,832
ORIX	900	15,850
Shionogi	500	25,768
Sompo Holdings	200	8,405
Sony	300	14,081
Sumitomo	1,300	23,355
Sumitomo Chemical	4,000	22,934
Sumitomo Dainippon Pharma	400	7,289
Teijin	400	7,531
Tokyo Electron	100	19,118
Tosoh	500	8,855

		543,520

Luxembourg — 0.6%
Ternium ADR	310	12,298

Netherlands — 2.3%
ABN AMRO Group (A)	660	20,486
ING Groep	380	6,391
Koninklijke Ahold Delhaize	380	9,156
Randstad	175	11,249

		47,282

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Norway — 0.8%
Statoil	630	$16,122

Singapore — 0.6%
Genting Singapore	4,000	3,514
United Overseas Bank	400	9,055

		12,569

South Korea — 2.0%
KB Financial Group ADR	335	18,894
Samsung Electronics GDR (A)	11	13,646
SK Telecom	40	8,544

		41,084

Spain — 3.5%
Aena (A)	110	22,638
Red Electrica	940	19,594
Repsol	1,460	27,841

		70,073

Sweden — 2.5%
Atlas Copco, Cl A	380	14,900
Skandinaviska Enskilda Banken, Cl A	1,550	14,576
Volvo, Cl B	1,190	20,192

		49,668

Switzerland — 5.6%
Adecco Group	70	4,643
Baloise Holding	18	2,856
Nestle	240	18,618
Novartis	250	19,277
Partners Group Holding	15	10,977
Roche Holding	118	26,237
Swiss Life Holding	56	19,642
Swisscom	23	11,052

		113,302

Thailand — 0.3%
Thai Oil	2,000	5,956

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United Kingdom — 15.4%
3i Group	3,180	$41,111
Barclays	3,050	8,665
Carnival	270	17,426
Diageo	440	15,666
GlaxoSmithKline	1,710	34,360
Glencore	1,380	6,627
HSBC Holdings	800	7,982
ITV	4,000	8,339
Legal & General Group	2,000	7,413
Lloyds Banking Group	37,600	33,405
Micro Focus International	420	7,214
Persimmon	560	20,920
RELX	830	17,751
Smith & Nephew	470	9,018
Taylor Wimpey	2,450	6,468
Tesco	4,000	12,978
Unilever	630	35,299
WPP	1,190	20,410

		311,052

United States — 0.4%
ICON *	60	7,058

TOTAL COMMON STOCK (Cost $1,831,578)		2,022,642

EXCHANGE TRADED FUND — 1.3%
iShares MSCI EAFE ETF (Cost $21,871)	367	25,962

TOTAL INVESTMENTS— 101.6% (Cost $1,853,449)		$2,048,604

Percentages are based on total Net Assets of $2,015,592.

‡	Real Estate Investment Trust
*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2018 (Unaudited)

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2018, the value of these securities amounted to $108,645, representing 5.4% of the net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Asia, Far East

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

The following is a list of the inputs used as of April 30, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$102,846	$—	$102,846
Austria	—	9,938	—	9,938
Belgium	—	35,729	—	35,729
Brazil	3,461	—	—	3,461
Canada	32,880	—	—	32,880
China	5,913	—	—	5,913
Denmark	—	36,230	—	36,230
Finland	—	41,010	—	41,010
France	—	195,324	—	195,324
Germany	—	190,012	—	190,012
Hong Kong	—	86,008	—	86,008
Israel	28,853	6,384	—	35,237
Italy	—	18,070	—	18,070
Japan	—	543,520	—	543,520
Luxembourg	12,298	—	—	12,298
Netherlands	—	47,282	—	47,282
Norway	—	16,122	—	16,122
Singapore	—	12,569	—	12,569
South Korea	32,540	8,544	—	41,084
Spain	—	70,073	—	70,073
Sweden	—	49,668	—	49,668
Switzerland	—	113,302	—	113,302
Thailand	—	5,956	—	5,956
United Kingdom	6,468	304,584	—	311,052
United States	7,058	—	—	7,058

Total Common Stock	129,471	1,893,171	—	2,022,642
Exchange Traded Fund	25,962	—	—	25,962

Total Investments in Securities	$155,433	$1,893,171	$—	$2,048,604

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2018 (Unaudited)

For the period ended April 30, 2018, there were transfers between Level 1 and Level 2 assets and liabilities due to market closures in the amount of $1,893,171. For the period ended April 30, 2018, there were no Level 3 transfers. All transfers, if any, are recognized at period end. For the period ended April 30, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent prospectus or semi-annual financial statements.

SGA-QH-001-0400

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: June 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: June 26, 2018